Sanctions	12 Months Ended
Dec. 31, 2018
SANCTIONS
SANCTIONS

37.  SANCTIONS

The following Group’s subsidiaries have received sanctions from administrative authorities:

37.1. Enel Generación Chile

As of December 31, 2018, the illegality claims against Resolution No. 2658 of Biobío’s Secretary of Health Ministry imposing a fine of UTM 500 for alleged infractions of Enel Generación Chile S.A. related to asbestos removal approved by the Health authority are still pending.

The request for reconsideration of the sanctioning process before the Bío Bío Regional Health Ministry, initiated by Act 180566, for an amount of 500 UTM, for alleged infringements in compliance with obligations related to waste disposal regulations in the Cantarrana landfill is also pending.

Likewise the Valparaíso Regional Health Ministry initiated sanction proceedings for inspection report No. 1705213, for alleged breaches of obligations and regulations related to the Noise Exposure Protocols and other health surveillance regulations at the Quintero plant. The amount of this sanction is 500 UTM.

37.2. GasAtacama Chile S.A.

There are pending two requests for reconsideration claimed against the Tarapacá Regional Health Ministry’s resolutions, through inspection records Nos. 011599 and 766, that imposed fines on GasAtacama Chile S.A. for 500 UTM each.

In addition, there is pending resolution before the Coquimbo Regional Health Ministry a health summary for an amount of 500 UTM.

37.3. Empresa Eléctrica Pehuenche S.A.

There are no sanctions.

In relation to the sanctions described above, the Group has established provisions for ThCh$ 120,883 as of December 31, 2018. Although there are other sanctions that also have associated provisions but are not described in this note because they individually represent immaterial amounts, the management of the Company considers that the provisions recorded in the consolidated financial statements are adequate to cover the risks resulting from sanctions because it does not consider there to be any additional liabilities other than those specified.